Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017	Dec. 31, 2017 USD ($)
Disclosure Of Pre Tax Exposure To Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Weighted Average Foreign Exchange Rate		52.56
Foreign currency exchange risk [Member]
Disclosure Of Pre Tax Exposure To Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.56	52.56	1.00	49.96	49.96	1.00